Note 7 - Investment in Associate (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about investment property [text block]
2015
Balance, beginning of year	$2,675,000
Company’s share of net loss	(95,892)
Impairment	(470,700)
Transfer to Almadex	(2,108,408)
Balance, end of year	$-